EQUIPMENT, NET (Tables)	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
SCHEDULE OF EQUIPMENT	Equipment consisted of the following:
	June 30, 2024	December 31, 2023
Operating equipment	$1,863	$-
	1,863	-
Less: accumulated depreciation	(52)	-
Equipment, net	$1,811	$-